Discontinued Operations (Details 1) - Discontinued operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Discontinued Operations [Line Items]
(Decrease)/ Increase in cash	$ 0	$ (7,655)	$ 15,227
Used in operating activities	0	(8,155)	(41,969)
Provided by/(used in) investing activities	0	500	(139,531)
Provided by financing activities	$ 0	$ 0	$ 196,727